Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (14,888)	$ (12,688)	$ (15,509)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,362	1,418	2,870
Loss from disposal equipment		579
Impairment of goodwill		2,844
Change in derivatives	(311)	(240)	(331)
Revaluation of restricted deposit		5	(3)
Share based compensation	648	2,872	1,562
Forgiveness of PPP loan		(873)
Accrued interest of long-term loans	89	107	97
Changes in deferred taxes	(5)	(18)	(369)
Change in fair value of convertible securities	3,677	289	2,452
Decrease (increase) in trade receivable, net	210	(161)	149
Increase in other accounts receivable	(180)	(697)	267
Decrease (Increase) in inventories	(265)	288	977
Increase (decrease) in trade payables	(1,736)	739	940
Increase (decrease) in other accounts payable	(129)	591	(280)
Accrued interest on loans from major shareholder		298	868
Capital loss from sale of fixed assets	16
Financial expenses, net	18		1
Exchange rate differences			12
Net cash used in operating activities	(11,494)	(4,647)	(6,297)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(550)	(507)	(429)
Purchase of other assets		(30)
Proceeds from sales of property, plant and equipment	66
Withdrawal of restricted deposit	467	82
Net cash used in investing activities	(17)	(455)	(429)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of shares and warrants, net	13,417	8,992
Change in short term bank credit			93
Receipts (repayment) of short-term loan from major shareholder, net	(272)	143	4,889
Issuance of convertible securities and warrants	5,750	350
Receipts of long-term loans from bank	89	873	1,337
Principal paid on lease liabilities	(357)	(529)	(434)
Repayment of convertible securities and financial liability	(536)	(3,967)
Changes in short term bank credit		(93)
Repayment of loans	(824)	(389)	(1,781)
Net cash provided by financing activities	17,267	5,380	4,104
Increase in cash and cash equivalents	5,756	278	(2,622)
Effects of exchange rate changes on cash and cash equivalents			(12)
Cash and cash equivalents at beginning of the year	278		2,634
Cash and cash equivalents at the end of the year	6,034	278
Interest	143	557	144
Tax			2
Conversion of convertible loan and loans into shares and warrants	960	801	785
Convertible securities - classification into financial liability at fair value	648
Conversion of loan from major shareholder into shares		6,950	5,315
Recognition of right of use assets and lease liabilities	316
Purchase of property, plant and equipment			9
Convertible securities - classification into financial debt			$ 1,923